Note 4 - Equity - Schedule of Equity-Based Stock Warrants (Details) - USD ($)		3 Months Ended		12 Months Ended
		Jun. 30, 2025		Mar. 31, 2025		Mar. 31, 2024
Outstanding, warrants (in shares)		1,934,874		287,231
Outstanding, warrants, weighted average exercise price (in dollars per share)		$ 5.89		$ 1.64
Outstanding, warrants, weighted average remaining contractual term (Year)				4 years 1 month 2 days		4 years 9 months 18 days
Outstanding, warrants, aggregate intrinsic value	[1]			$ 532,060		$ 17,072,147
Granted, warrants (in shares)		0		2,542,677
Granted, warrants, weighted average exercise price (in dollars per share)		$ 0		$ 4.31
Exercised, warrants (in shares)		(222,132)		(892,432)	[2]
Exercised, warrants, weighted average exercise price (in dollars per share)		$ 0.001		$ 0.04	[2]
Forfeited/Cancelled, warrants (in shares)		(130)		(2,602)
Forfeited/Cancelled, warrants, weighted average exercise price (in dollars per share)		$ 0.001		$ 0.2
Expired, warrants (in shares)		0		0
Expired, warrants, weighted average exercise price (in dollars per share)		$ 0		$ 0
Outstanding, warrants (in shares)		1,712,612	[3]	1,934,874		287,231
Outstanding, warrants, weighted average exercise price (in dollars per share)		$ 6.6498	[3]	$ 5.89		$ 1.64
Exercisable, warrants (in shares)		1,712,612		1,842,889
Exercisable, warrants, weighted average exercise price (in dollars per share)		$ 6.6498		$ 5.67
Exercisable, warrants, weighted average remaining contractual term ( (Year)				4 years 21 days
Exercisable, warrants, aggregate intrinsic value	[1]			$ 532,060

[1]	Aggregate Intrinsic Value = Excess of market value over the exercise price of all in-the-money stock.
[2]	197,098 exercised shares utilized the “cashless exercise” option and 695,334 exercised shares were paid in cash.
[3]	Amount includes 87,531 common warrants; 91,985 Representative's Warrants and 1,533,096 Series A Warrants.